LAND USE RIGHTS, NET - Amortization Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
LAND USE RIGHTS, NET
Amortization of intangible assets	$ 2,313	$ 1,361	$ 1,159
Land use rights
LAND USE RIGHTS, NET
Amortization of intangible assets	4,211	$ 4,763	$ 4,256
Finite-Lived Intangible Assets, Net, Amortization Expense, Rolling Maturity [Abstract]
2024	4,173
2025	4,173
2026	4,173
2027	4,173
2028	4,173
Thereafter	$ 162,015